Debt, Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Summary of Changes in Financial Position
Changes in financial position during the period were as follows:

(€ million)	June 30, 2023	December 31, 2022
Long-term debt	14,241	14,857
Short-term debt and current portion of long-term debt	4,694	4,174
Interest rate and currency derivatives used to manage debt	205	187
Total debt	19,140	19,218
Cash and cash equivalents	(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt (a)	11,183	6,437
(a)Net debt does not include lease liabilities, which amounted to €2,092 million as of June 30, 2023 and €2,181 million as of December 31, 2022.

Summary of Reconciliation of Carrying Amount to Value on Redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2023 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2023	Amortized cost	Adjustment to debt measured at fair value	June 30, 2023	December 31, 2022
Long-term debt	14,241	45	228	14,514	15,143
Short-term debt and current portion of long-term debt	4,694			4,694	4,178
Interest rate and currency derivatives used to manage debt	205		(239)	(34)	(48)
Total debt	19,140	45	(11)	19,174	19,273
Cash and cash equivalents	(7,993)			(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36			36	(45)
Net debt (a)	11,183	45	(11)	11,217	6,492
(a)Net debt does not include lease liabilities, which amounted to €2,092 million as of June 30, 2023 and €2,181 million as of December 31, 2022.

Summary of Net Debt by Type Valuation of Redemption
The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2023				December 31, 2022
	non-current	current		Total	non-current	current	Total
Bond issues	14,426	1,686		16,112	15,044	3,817	18,861
Other bank borrowings	88	2,838	(a)	2,926	99	187	286
Other borrowings		3		3	—	6	6
Bank credit balances		167		167	—	168	168
Interest rate and currency derivatives used to manage debt		(34)		(34)	—	(48)	(48)
Total debt	14,514	4,660		19,174	15,143	4,130	19,273
Cash and cash equivalents		(7,993)		(7,993)	—	(12,736)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		36		36	—	(45)	(45)
Net debt	14,514	(3,297)		11,217	15,143	(8,651)	6,492
(a) As of June 30, 2023, current other bank borrowings include €2,630 million related to the US commercial paper program and €90 million related to Negotiable European Commercial Paper program in France.

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2023	December 31, 2022
Market value	10,105	5,227
Value on redemption	11,217	6,492